[TEXT]
United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 09/30/00

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell,  Philadelphia, PA     October 31, 2000

Report Type  ( Check Only One.):
[  x   ]  		3F HOLDINGS REPORT
[      ]		13F NOTICE
[      ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Entry Total:  $84,858
					         (thousands)












Form 13F
Imformation
Table

















Column
1
Column
2
Column
3
Column
4
 Column
5

Column
6
Colu
mn 7
Column 8



Title


Value

Shares or
sh/
prn

Ivestm
ent

Othe
r
Voting Authority

Name of Issuer
of
Class
Cusip
x$1000
Prn
Amount
put/
call
Discre
tion
Mana
ger
Sole Shared None


INTERNATIONA BUSINESS  MACHS
COM
459200 10 1
6,507
50,343
sh
sole
none
              x

FDX CORP
COM
31304N 10 7
5,823
107,331
sh
sole
none
              x

VIACOM INC
CL B
925524 30 8
4,429
100,655
sh
sole
none
              x

AFLAC INC
COM
001055 10 2
4,143
86,542
sh
sole
none
              x

GENERAL ELEC CO
COM
369604 10 3
3,906
34,571
sh
sole
none
              x

DETLA AIR LINES INC DEL
COM
247361 10 8
3,136
54,419
sh
sole
none
              x

BOEING CO
COM
097023 10 5
3,079
69,982
sh
sole
none
              x

HSB GOUP INC
COM
40428N 10 9
3,025
73,451
sh
sole
none
              x

MERCK & CO INC
COM
589331 10 7
2,787
37,852
sh
sole
none
              x

PEPSICO INC
COM
713448 10 8
2,754
71,176
sh
sole
none
              x

CISCO SYS INC
COM
17275R 10 2
2,678
41,564
sh
sole
none
              x

PITNEY BOWES
COM
724479 10 0
2,507
39,012
sh
sole
none
              x

GENERAL GROWTH PPTYS INC
COM
370021 10 7
2,484
69,984
sh
sole
none
              x

BLACK & DECKER CORP
COM
091797 10 0
2,483
39,341
sh
sole
none
              x

GENERAL MTRS CORP
COM
370442 10 5
2,234
33,856
sh
sole
none
              x

EG & G INC
COM
268457 10 8
2,219
62,285
sh
sole
none
              x

JOHNSON & JOHNSON
COM
478160 10 4
2,147
21,911
sh
sole
none
              x

SARA LEE CORP
COM
803111 10 3
1,717
75,679
sh
sole
none
              x

EXXON CORP
COM
302290 10 1
1,695
21,977
sh
sole
none
              x

ABBOT LABS
COM
002824 10 0
1,678
36,987
sh
sole
none
              x

BELLSOUTH CORP
COM
079860 10 2
1,660
35,998
sh
sole
none
              x

BELL ATLANTIC CORP
COM
077853 10 9
1,658
25,368
sh
sole
none
              x

GOODRICH B F CO
COM
382388 10 6
1,565
36,830
sh
sole
none
              x

AMCAST INDL CORP
COM
023395 10 6
1,541
94,490
sh
sole
none
              x

CMS ENERGY CORP
COM CL
 G
125896 20 9
1,513
64,396
sh
sole
none
              x

HERSHEY FOODS CORP
COM
427866 10 8
1,502
25,305
sh
sole
none
              x

RPM INC OHIO
COM
749685 10 3
1,454
102,501
sh
sole
none
              x

BP AMOCO PLC
AMERN
SH
055622 10 4
1,419
13,076
sh
sole
none
              x

MOTOROLA INC
COM
620076 10 9
1,327
14,001
sh
sole
none
              x

PHILP MORRIS COS INC
COM
718154 10 7
1,315
23,730
sh
sole
none
              x

BELDEN INC
COM
077459 10 5
1,313
54,846
sh
sole
none
              x

XEROX CORP
COM
984121 10 3
1,280
21,670
sh
sole
none
              x

TEXTRON INC
COM
883203 10 1
1,272
15,455
sh
sole
none
              x

COMPAQ COMPUTER CORP
COM
204493 10 0
1,244
52,531
sh
sole
none
              x

WARNER LAMBERT CO
COM
934488 10 7
1,174
16,980
sh
sole
none
              x

E TOWN
COM
269242 10 3
1,144
25,000
sh
sole
none
              x

BESTFOODS
COM
08658U 10 1
1,104
22,305
sh
sole
none
              x

MEDTRONIC INC
COM
585055 10 6
1,094
14,050
sh
sole
none
              x

UNIVERSAL FST PPRODS INC
COM
913543 10 4
1,020
47,461
sh
sole
none
              x

PROCTOR & GAMBLE CO
COM
742718 10 9
956
10,715
sh
sole
none
              x

WORLD COLOR PRESS INC DEL
COM
717081 10 3
845
30,720
sh
sole
none
              x

VALLEY NATIONAL BANK
COM
919794 10 7
819
28,483
sh
sole
none
              x

ROYAL DUTCH PETE CO
NY REG
GLD1.2
5
780257 80 4
780
12,940
sh
sole
none
              x

GILLETTE CO
COM
375766 10 2
770
18,792
sh
sole
none
              x

BRISTOL MYERS SQUIBB CO
COM
087509 10 5
725
10,290
sh
sole
none
              x

ARTESIAN RESOURCES CORP
CL A
043113 20 8
721
31,002
sh
sole
none
              x

NISOURCE INC
COM
65473P 10 5
679
26,320
sh
sole
none
              x

SAFEWAY INC
COM
NEW
786514 20 8
650
13,125
sh
sole
none
              x

DREW INDS INC
COM
NEW
26168L 20 5
598
48,590
sh
sole
none
              x

AMR CORP
COM
001765 10 6
587
8,600
sh
sole
none
              x

LUCENT TECHNOLOGIES INC
COM
549463 10 7
577
8,558
sh
sole
none
              x

UNIVERSAL FOODS CORP
COM
9135 38 10 4
573
27,111
sh
sole
none
              x

NEWELL CO
COM
651229 10 6
549
11,832
sh
sole
none
              x

PFIZER INC
COM
110122 10 8
528
4,840
sh
sole
none
              x

BETHLEHEM STL CORP
COM
981443 10 4
489
63,575
sh
sole
none
              x

TYSON FOODS INC
CL A
902494 10 3
487
21,655
sh
sole
none
              x

O M GROUP INC.
COM
670872 10 0
459
13,290
sh
sole
none
              x

DELPHI AUTOMOTIVE
COM
247126 10 5
429
23,165
sh
sole
none
              x

DU PONT EI DE NEMOURS & CO
COM
263534 10 9
414
6,067
sh
sole
none
              x

GENUINE PARTS CO
COM
372460 10 5
400
11,435
sh
sole
none
              x

INTEL CORPORATION
COM
458140 10 0
368
6,191
sh
sole
none
              x

MICROSOFT
COM
594918 10 4
338
3,745
sh
sole
none
              x

MOBIL CORP
COM
607059 10 2
309
3,134
sh
sole
none
              x

OTTER TAIL PWR CO
COM
689648 10 3
307
7,965
sh
sole
none
              x

AT&T CORP
COM
001957 10 9
298
5,331
sh
sole
none
              x

HOME DEPOT INC
COM
437076 10 2
290
4,502
sh
sole
none
              x

HELMERICH & PAYNE INC
COM
423452 10 1
272
11,500
sh
sole
none
              x

FORTUNE BRANDS INC
COM
349631 10 1
268
6,485
sh
sole
none
              x

SBC COMMUNICATIONS INC
COM
78387G 10 3
262
4,520
sh
sole
none
              x

SUNOCO INC
COM
86764P 10 9
245
8,119
sh
sole
none
              x

WASHINGTON REAL ESTATE INVT
SH BEN
INT
939653 10 1
214
12,615
sh
sole
none
              x











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